Condensed Statements Of Changes In Shareholders' Equity (Deficit) - USD ($)		Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance, Shares at Nov. 02, 2021						0		0
Beginning balance, Amount at Nov. 02, 2021		$ 0	$ 0	$ 0		$ 0		$ 0
Net income		(5,000)		(5,000)	$ 0		$ (5,000)
Stock issued during period Value	[1]	25,000	22,844	0				$ 2,156
Stock issued during period shares	[1]							21,562,500
Ending balance, Shares at Dec. 31, 2021	[1]					0		21,562,500
Ending balance, Amount at Dec. 31, 2021	[1]	20,000	22,844	(5,000)		$ 0		$ 2,156
Forfeiture of Class B shares, Shares	[2]							(2,812,500)
Forfeiture of Class B shares, Amount	[2]		281					$ (281)
Cash received in excess of fair value of private warrants		117,334	117,334
Fair value of public warrants at issuance		36,750,000	36,750,000
Accretion of Class A ordinary shares subject to possible redemption		(78,860,034)	(36,890,459)	(41,969,575)
Net income		9,876,745		9,876,745
Ending balance, Shares at Mar. 31, 2022						0		18,750,000
Ending balance, Amount at Mar. 31, 2022		(32,095,955)	0	(32,097,830)		$ 0		$ 1,875
Beginning balance, Shares at Dec. 31, 2021	[1]					0		21,562,500
Beginning balance, Amount at Dec. 31, 2021	[1]	20,000	22,844	(5,000)		$ 0		$ 2,156
Net income		17,217,043			13,679,294		3,537,749
Ending balance, Shares at Sep. 30, 2022						0		18,750,000
Ending balance, Amount at Sep. 30, 2022		(28,087,675)	0	(28,089,550)		$ 0		$ 1,875
Beginning balance, Shares at Dec. 31, 2021	[1]					0		21,562,500
Beginning balance, Amount at Dec. 31, 2021	[1]	20,000	22,844	(5,000)		$ 0		$ 2,156
Forfeiture of Class B shares, Shares	[3]							(2,812,500)
Forfeiture of Class B shares, Amount	[3]		281					$ (281)
Cash received in excess of fair value of private warrants		117,334	117,334
Fair value of public warrants at issuance		36,750,000	36,750,000
Accretion of Class A ordinary shares subject to possible redemption		(85,722,976)	(36,890,459)	(48,832,517)
Net income		22,511,785		22,511,785	17,918,827		4,592,958
Ending balance, Shares at Dec. 31, 2022						0		18,750,000
Ending balance, Amount at Dec. 31, 2022		(26,323,857)	0	(26,325,732)		$ 0		$ 1,875
Beginning balance, Shares at Mar. 31, 2022						0		18,750,000
Beginning balance, Amount at Mar. 31, 2022		(32,095,955)	0	(32,097,830)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(305,023)		(305,023)
Net income		2,052,245		2,052,245
Ending balance, Shares at Jun. 30, 2022						0		18,750,000
Ending balance, Amount at Jun. 30, 2022		(30,348,733)	0	(30,350,608)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(3,026,995)		(3,026,995)
Net income		5,288,053		5,288,053	4,230,442		1,057,611
Ending balance, Shares at Sep. 30, 2022						0		18,750,000
Ending balance, Amount at Sep. 30, 2022		(28,087,675)	0	(28,089,550)		$ 0		$ 1,875
Beginning balance, Shares at Dec. 31, 2022						0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)	0	(26,325,732)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(8,079,826)		(8,079,826)
Net income		8,008,646		8,008,646
Ending balance, Shares at Mar. 31, 2023						0		18,750,000
Ending balance, Amount at Mar. 31, 2023		(26,395,037)	0	(26,396,912)		$ 0		$ 1,875
Beginning balance, Shares at Dec. 31, 2022						0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)	0	(26,325,732)		$ 0		$ 1,875
Net income		27,020,059			21,616,047		5,404,012
Ending balance, Shares at Sep. 30, 2023						0		18,750,000
Ending balance, Amount at Sep. 30, 2023		(26,644,477)	0	(26,646,352)		$ 0		$ 1,875
Beginning balance, Shares at Mar. 31, 2023						0		18,750,000
Beginning balance, Amount at Mar. 31, 2023		(26,395,037)	0	(26,396,912)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(9,149,576)		(9,149,576)
Net income		9,855,120		9,855,120
Ending balance, Shares at Jun. 30, 2023						0		18,750,000
Ending balance, Amount at Jun. 30, 2023		(25,689,493)	0	(25,691,368)		$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(10,111,277)		(10,111,277)
Net income		9,156,293		9,156,293	$ 7,325,035		$ 1,831,259
Ending balance, Shares at Sep. 30, 2023						0		18,750,000
Ending balance, Amount at Sep. 30, 2023		$ (26,644,477)	$ 0	$ (26,646,352)		$ 0		$ 1,875

[1]	Shares and the associated amounts have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021.
[2]	Reflects the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (Note 5).
[3]	Reflects the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (see Note 5).